Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Plans [Abstract]
Schedule of Share-Based Compensation Expense Included in the Consolidated Statements of Income (Loss)

The share-based compensation expense included in the consolidated statements of income (loss) was as follows:

For the years ended December 31,	2024	2023	2022
Operating expenses	$17,557	$33,015	$67,428

Schedule of Number of Stock Options Outstanding and their Weighted Average Exercise price

The change in number of stock options outstanding and their weighted average exercise price for the Historic Plans were summarized below:

	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at December 31, 2022	793,667	$50.30
Exercised	(1,000)
Expired	(579,459)
Forfeited	(13,574)
Outstanding at December 31, 2023	199,634	$38.76
Expired	(144,938)
Forfeited	(2,068)
Outstanding at December 31, 2024	52,628	$70.83

The change in number of stock options outstanding and their weighted average exercise price for the Omnibus Plan were summarized below:

	Telesat Corporation time vesting options
	Number of options	Weighted average exercise price
Outstanding at December 31, 2022	285,149	$16.64
Forfeited	(32,403)
Granted	550,519
Outstanding at December 31, 2023	803,265	$13.38
Exercised	(30,087)
Outstanding at December 31, 2024	773,178	$13.35

Schedule of Stock Options that are Exercisable and the Weighted Average Remaining Life

The quantity of stock options that are exercisable and the weighted average remaining life were as follows:

As at December 31,	2024	2023
Telesat Corporation time vesting options	51,595	195,295
Weighted average remaining life	1 year	1 year

Schedule of Number of Restricted Share Units Outstanding

The movement in the number of RSUs under the Historic Plans were as follows:

	RSUs with time criteria	RSUs with time and performance criteria
Outstanding, December 31, 2022	973,338	124,080
Forfeited	(47,564)	—
Settled	(408,086)	—
Outstanding, December 31, 2023	517,688	124,080
Settled	(517,688)	—
Outstanding, December 31, 2024	—	124,080

The movement in the number of RSUs, PSUs and DSUs under the Omnibus Plan was as follows:

	RSUs with time criteria	PSUs with time and performance criteria	DSUs
Outstanding, December 31, 2022	351,071	140,583	46,576
Granted	577,536	281,683	78,040
Settled	(124,036)	—	—
Forfeited	(19,846)	(47,129)	—
Outstanding, December 31, 2023	784,725	375,137	124,616
Granted	504,670	410,888	77,252
Settled	(305,547)	(230,863)	(12,434)
Forfeited	(19,143)	—	—
Outstanding, December 31, 2024	964,705	555,162	189,434

Schedule of Share-Based Compensation Expense for Stock Options Using the Black-Scholes Option Pricing Model

The weighted average assumptions used to determine the share-based compensation expense for stock options using the Black-Scholes option pricing model were as follows:

2023
Dividend yield	—%
Expected volatility	50.0%
Risk-free interest rate	3.75%
Expected life (years)	10